STOCKHOLDER'S DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
STOCKHOLDER'S DEFICIT
STOCKHOLDER'S DEFICIT

6.   STOCKHOLDER’S DEFICIT

On April 28, 2020, we entered into a term loan credit agreement that is guaranteed by our indirect parent, comprised of a $300.0 million interest only term loan due October 4, 2023. Proceeds received from the term loan were sent to our indirect Parent, who issued us a note receivable due October 2024 with substantially similar terms as our credit agreement. As of September 30, 2020, we had receivable from our parent totaling $108 thousand for additional capital contributions as provided for in the note receivable. We also received an advance from our parent of $7.1 million to pay the debt issuance costs associated with the term loan. During the nine months ended September, 2020 and 2019, we made dividend payments of $30.8 million and $5.7 million, respectively to our Parent.

5. STOCKHOLDER’S DEFICIT During the years ended December 31, 2019 and 2018, we made dividend payments of $10.8 million and $8.4 million, respectively to our Parent.